Changes in equity and earnings per share	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Changes in equity and earnings per share
16.	Changes in equity and earnings per share
STATEMENT OF CAPITAL
The tables below summarize the changes in issued capital and treasury shares during the six-month
period ended 30 June 2023:

Issued capital
Issued capital	Million shares	Million US dollar

At the end of the previous year	2 019	1 736
Changes during the period	-	-
	2 019	1 736
Of which:
Ordinary shares	1 737
Restricted shares	282

	Treasury shares		Result on the use of treasury shares
Treasury shares	Million shares	Million US dollar	Million US dollar

At the end of the previous year	35.5	(3 706)	(4 559)
Changes during the period	(3.0)	312	(230)
At the end of the current period	32.5	(3 393)	(4 789)
As of 30 June 2023, the share capital of AB InBev amounts to 1 238 608 344.12 euro (1 736 million US dollar). It is represented by 2 019 241 973 shares without nominal value, of which 32 467 809 are held in treasury by AB InBev and its subsidiaries. All shares are
ordinary shares, except for
282 044 859 restricted shares. As of 30 June 2023, the total of authorized, unissued capital amounts to 37m euro.
The treasury shares held by the company are reported in equity in Treasury shares.
The holders of ordinary and restricted shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the company. In respect of the company’s shares that are held by AB InBev and its subsidiaries, the economic and voting rights are suspended.
The restricted shares are unlisted, not admitted to trading on any stock exchange, and are subject to, among other things, restrictions on transfer until converted into new ordinary shares. As from 11 October 2021 (fifth anniversary of completion of the SAB combination),
the restricted shares are convertible at the election of the holder into new ordinary shares on a one-for-one
basis and they
rank equally with the ordinary shares with respect to dividends and voting rights. By 30 June 2023, from the 326 million restricted shares issued at the time of the SAB combination, 44 million restricted shares were converted into new ordinary shares.
The shareholders’ structure is based on the notifications made to the company pursuant to the Belgian Law of 2 May 2007, which governs the disclosure of significant shareholdings in listed companies. It is included in the
Corporate Governance
section of AB InBev’s annual report.
CHANGES IN OWNERSHIP INTERESTS
In accordance with IFRS 10
Consolidated Financial Statements
, the acquisition or disposal of additional shares in a subsidiary is accounted for as an equity transaction with owners.
In the
six-month
period ended 30 June 2023, there were no significant purchases or disposals of non-controlling
interests in subsidiaries.
BORROWED SHARES
In order to fulfill AB InBev’s commitments under various outstanding share-based compensation plans, during the course of 2023, the company had stock lending arrangements in place for up to 30 million shares, which were fully used to fulfill share-based compensation plan commitments. The company shall pay any dividend equivalent after tax in respect of such borrowed shares. This payment will be reported through equity as dividend.
DIVIDENDS
On 26 April 2023, a dividend of 0.75 euro per share or
1 510m
euro was approved at the shareholders’ meeting. The dividend was paid out as of 5 May 2023.
On 27 April 2022, a dividend of 0.50 euro per share or
1 004m
euro was approved at the shareholders’ meeting. The dividend was paid out as of 5 May 2022.
TRANSLATION RESERVES
The translation reserves comprise all foreign currency exchange differences arising from the translation of the financial statements of foreign operations. The translation reserves also comprise the portion of the gain or loss on the foreign currency liabilities and on the derivative financial instruments determined to be effective net investment.
HEDGING RESERVES
The hedging reserves comprise the effective portion of the cumulative net change in the fair value of cash flow hedges to the extent that the hedged risk has not yet impacted profit or loss.
TRANSFERS FROM SUBSIDIARIES
The amount of dividends payable to AB InBev by its operating subsidiaries is subject to, among other restrictions, general limitations imposed by the corporate laws, capital transfer restrictions and exchange control restrictions of the respective jurisdictions where those subsidiaries are organized and operate. Capital transfer restrictions are also common in certain emerging market countries and may affect AB InBev’s flexibility in implementing a capital structure it believes to be efficient. As of 30 June 2023, the restrictions above mentioned were not deemed significant on the company’s ability to access or use the assets or settle the liabilities of its operating subsidiaries.
Dividends paid to AB InBev by certain of its subsidiaries are also subject to withholding taxes. Withholding taxes, if applicable, generally do not exceed 15%.

OTHER COMPREHENSIVE INCOME RESERVES
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves

As per 1 January 2023	(34 677)	145	(1 021)	(35 553)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	3 610	-	-	3 610
Cash flow hedges	-	(541)	-	(541)
Re-measurements of post-employment benefits	-	-	3	3
Other comprehensive income/(loss)	3 610	(541)	3	3 072
As per 30 June 2023	(31 067)	(396)	(1 018)	(32 481)
The decrease in translation reserves is primarily related to the combined effect of the appreciation of the closing rates of the Colombian peso, the Euro, the Mexican peso, the Peruvian sol and the weakening of the closing rate of the South African rand, which resulted in a net foreign exchange translation adjustment of 3 610m US dollar as of 30 June 2023 (increase of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves

As per 1 January 2022	(33 554)	481	(1 504)	(34 577)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	2 101	-	-	2 101
Cash flow hedges	-	(210)	-	(210)
Re-measurements of post-employment benefits	-	-	-	-
Other comprehensive income/(loss)	2 101	(210)	-	1 892
As per 30 June 2022	(31 453)	271	(1 504)	(32 685)
EARNINGS PER SHARE
The calculation of basic earnings per share for the
six-month
period ended 30 June 2023 is based on the profit attributable to equity holders of AB InBev of 1 977m US dollar (30 June 2022: 1 692m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2023	2022

Issued ordinary and restricted shares at 1 January, net of treasury shares	1 984	1 981
Effect of stock lending	30	30
Effect of delivery of treasury shares	2	1
Weighted average number of ordinary and restricted shares at 30 June	2 016	2 012
The calculation of diluted earnings per share for the
six-month
period ended 30 June 2023 is based on the profit attributable to equity holders of AB InBev of 1 977m US dollar (30 June 2022: 1 692m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2023	2022

Weighted average number of ordinary and restricted shares at 30 June	2 016	2 012
Effect of share options, warrants and restricted stock units	38	35
Weighted average number of ordinary and restricted shares (diluted) at 30 June	2 054	2 047

The calculation of the Underlying EPS is based on the profit before exceptional items and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of the profit attributable to equity holders of AB InBev to the profit before exceptional items, attributable to equity holders of AB InBev and underlying profit is calculated as follows:

For the six-month period ended 30 June
Million US dollar	2023	2022¹

Profit attributable to equity holders of AB InBev	1 977	1 692
Net impact of exceptional items on profit (refer to Note 7)	750	1 006
Profit before exceptional items, attributable to equity holders of AB InBev	2 727	2 698
Hyperinflation impacts	35	(26)
Underlying profit	2 762	2 672

1
As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.
The table below sets out the EPS calculation:

For the six-month period ended 30 June
Million US dollar	2023	2022

Profit attributable to equity holders of AB InBev	1 977	1 692
Weighted average number of ordinary and restricted shares	2 016	2 012
Basic EPS	0.98	0.84

Underlying profit	2 762	2 672
Weighted average number of ordinary and restricted shares	2 016	2 012
Underlying EPS	1.37	1.33

Profit attributable to equity holders of AB InBev	1 977	1 692
Weighted average number of ordinary and restricted shares (diluted)	2 054	2 047
Diluted EPS	0.96	0.83
Underlying EPS is a
non-IFRS
measure.
The average market value of the company’s shares for purposes of calculating the dilutive effect of share options and restricted stock units was based on quoted market prices for the period that the options and restricted stock units were outstanding. For the calculation of Diluted EPS, 50m share options were anti-dilutive and not included in the calculation of the dilutive effect as of 30 June 2023 (30 June 2022: 56m share options).